Provisions and Contingent Liabilities	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Provisions and Contingent Liabilities
24.	PROVISIONS AND CONTIN G ENT LIABILITIES
See accounting policy in Note 2.3.13 and 2.3.14.
24.1 Provision

	Note	12.31.2022	Additions	Disposals	Reversals	Interests	Translation adjustments	12.31.2023
Product warranties		77.6	40.6	(27.3)	(18.6)	—	0.9	73.2
Provisions for labor, taxes and civil	24.1.1	58.6	11.5	(6.6)	(17.6)	7.9	4.6	58.4
Taxes		44.6	8.1	(22.3)	—	—	5.4	35.8
Post retirement benefits	25.1	36.1	—	—	—	9.1	2.8	48.0
Provision of third-party materials		25.3	3.3	—	—	—	—	28.6
Others		34.5	8.8	—	—	—	0.9	44.2

		276.7	72.3	(56.2)	(36.2)	17.0	14.6	288.2

Current		126.5						114.7
Non-current		150.2						173.5
The amounts provisioned reflect the best estimate that the Company has to measure the outflow of resources that is expected to occur.

24.1.1 Labor, tax and civil provisions

			12.31.2023	12.31.2022
Tax related	(i	)
IRRF			11.2	8.3
PIS and COFINS			2.6	2.8
Social security contributions			2.0	1.8
Import taxes			0.7	0.6
IOF			3.7	3.3
Others			1.5	3.2

			21.7	20.0
Labor related
Plurimas 461/1379	(ii	)	—	0.6
Class action 1379/1991	(ii	)	0.1	7.6
Reintegration	(iii	)	17.5	11.3
Overtime			6.3	5.0
Dangerousness			1.7	2.4
Insalubrity			3.2	0.2
Indemnity			3.4	4.2
Third parties			0.6	3.0
Others			3.7	4.1

			36.5	38.4
Civil related
Indemnity			0.2	0.2
			0.2	0.2

			58.4	58.6

Current			8.4	18.7
Non-current			50.0	39.9

(i)	The Company discusses certain tax issues administratively or judicially, the most relevant of which are:

•
Non-payment
of Income
Imposto de Renda Retido na Fonte
(Brazilian “IRRF”) on the transfer of certain amounts abroad. The Company obtained a favorable decision and the Union’s Special Appeal is awaiting judgment.

•	Appropriation of extemporaneous Programa de Integração Social (Brazilian “PIS”) and Contribuição para o Financiamento da Seguridade Social (Brazilian “COFINS”) credits under the non-cumulative regime.

•	Retention of 11% contribution to the Instituto Nacional do Seguro Social (Brazilian “INSS”) to be applied to payments for hiring third parties.

•	Import tax resulting from differences regarding the tax classification of certain products.

•	Notice of Infraction drawn up to claim tax credit relating to Imposto Sobre Operações Financeiras (Brazilian “IOF”) on loan remittances abroad.

(ii)
Labor cases related to the class actions filed by the São José dos Campos Metalworkers’ Union (“SJK Union”), which represents the replaced employees, claiming wage adjustments and productivity payments on salaries for the months of November and December 1990. In May 2023, the Company and the SJK Union ratified an agreement to settle the case in the amount of US$ 4.3, which was paid in the same month. The labor cases related to the class action have been closed. The class action will remain ongoing for a period of one year from the date of the agreement, so that any questions raised by the replaced employees can be assessed.

(iii)	It refers to labor lawsuits from former employees claiming reintegration with the Company.

24.2 Contingent liabilities
Contingent tax liabilities related to administrative and judicial proceedings whose probability of loss is considered possible are presented in the following table:

Tax group			12.31.2023	12.31.2022
IRPJ e CSLL	(i	)	126.5	277.2
ISS	(ii	)	73.4	63.7
Social Security	(iii	)	66.2	15.0
PIS e COFINS	(iv	)	39.0	38.0
Isolated penalty	(v	)	—	26.9
Others			16.4	14.4

Total			321.5	435.2

The main values shown above substantially correspond to:

(i)
Discussion about taxation, in the context of Provisional Measure
No. 2.158-35/2001,
of profits earned by subsidiaries located abroad, questioned in several administrative and judicial proceedings at different stages. The reduction in 2023 is mainly due to the final success in an administrative process that involved issues of transfer pricing in loans between associates, equity equivalence, tax treatment of contributions from partners, among others.

(ii)	Tax assessment notice drawn up by the municipality of São José dos Campos to collect Services Tax of Any Kind (Brazilian “ISS”) allegedly due in the period from July 1, 2010 to July 1, 2015.
(iii)
Legal process that aims to recognize the Company’s right to collect the Social Security Contribution on Gross Revenue in the manner provided for by Law No. 12,546/2011 in the period from July to December 2017. The increase in 2023 is mainly due to the review of the estimated outcome of the process, which changed from probable to possible.

(iv)	Unapproved compensation requests, the collections of which are embodied in various administrative processes at different stages.
(v)
Processes for charging isolated fines in
non-approved
compensations. The reduction in 2023 is mainly due to the review of prognoses, from possible to remote, as well as the final success in several processes that charged an isolated fines, in line with the jurisprudence established by the Brazilian Federal Supreme Court.

Furthermore, as of December 31, 2023, the Company has contingent liabilities related to several labor lawsuits totaling US$ 27.2 (2022: US$ 24.0).
The Company has a legal dispute with Consorcio Venezolano de Industrias Aeronáuticas y Servicios Aéreos (“Conviasa”), an airline controlled by the government of Venezuela, which alleges violation by Embraer of contractual obligations that were not complied with by Embraer to comply with US export control and sanctions regulations. The amount in dispute is yet to be determined as Conviasa is still pending to produce evidence and proof of the alleged damages. The dispute is still at an early stage, and Management, based on its assessment and assisted by legal advisors, evaluated the outcome of this dispute as possible.
24.3 FCPA investigations and settlements
In October 2016, the Company entered into definitive agreements with the United States and Brazilian authorities for the resolution of criminal and civil violations of the United States (Foreign Corrupt Practices Act of 1977 or FCPA) and for the resolution of allegations regarding violations of certain Brazilian laws in four aircraft transactions outside Brazil between 2007 and 2011.
In February 2017, the Company entered into an Exoneration Agreement with the Mozambican authorities for collaboration with the investigations in that country and under which there are no financial obligations for Embraer. In July 2018, the Company and the Attorney General’s Office of the Dominican Republic entered into a collaboration agreement whereby the Company undertook to collaborate with the investigations in that country.
Several individuals and entities are defendants in a criminal case in India related to the sale by Embraer of three aircraft AEW
EMB-145
to the Indian Defense Research & Development Organization. Such transaction has been investigated and its results have been the subject of the aforesaid settlement agreement between Embraer and the Brazilian and U.S. authorities in October 2016, related to civil and criminal violations of the Foreign Corrupt Practices Act or FCPA. The Directorate of Enforcement in India initiated a criminal case against Embraer and some of its subsidiaries, as well as other individuals and entities not related to Embraer. Embraer and its subsidiary ECC Investment Switzerland AG are parties to this criminal case, have been served in November 2021 and are duly represented on the records.

The Company is not aware of other relevant cases involving Embraer and its subsidiaries other than mentioned above that relate to the scope of the agreements entered into with the United States and the Brazilian authorities in 2016. As of December 31, 2023, the Company believes that there is no adequate basis for estimating provisions or quantifying possible contingencies related to other procedures and developments mentioned herein.
24.4 Arbitration Proceedings - The Boeing Company (“Boeing”)
Embraer is pursuing all appropriate remedies against Boeing for damages suffered by Embraer due to wrongful termination and violation of the Master Transaction Agreement and Contribution Agreement by Boeing, including by means of arbitration proceedings initiated by both sides in connection with the termination of the Master Transaction Agreement and/or the Contribution Agreement by Boeing. There are no guarantees with respect to the timing or outcome of arbitration proceedings or any remedies that Embraer may receive or loss that Embraer may suffer as a result of or in connection with such arbitration proceedings.